Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating loss carryforwards:
Valuation allowance	$ 16,100	$ 7,700
Foreign operating loss carryforwards	0
Income tax:
Uncertain tax positions	0	0
Interest or penalties	0	0
Federal
Operating loss carryforwards:
Valuation allowance	16,077	7,676
Operating loss carryforwards	18,500	8,800
Research credit carry forward	24	24
State
Operating loss carryforwards:
Operating loss carryforwards	17,400	4,400
Research credit carry forward	$ 2	$ 2